FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Values Of Financial Instruments [Line Items]
Cash equivalents and federal funds sold, Carrying Amount	$ 18,895	$ 27,151	$ 18,119	$ 22,904
Securities available-for-sale, Carrying Amount	8,711	11,027
Securities held-to-maturity, Carrying Amount	666	0
Other investment securities, Carrying Amount	2,209	2,209
Loans, net of allowance for loan loss, Carrying Amount	293,072	275,025
Accrued interest receivable, Carrying Amount	1,302	1,334
Cash equivalents and federal funds sold, Estimated Fair Value	18,895	27,151
Investment securities, available-for-sale Estimated Fair Value	8,711	11,027
Investment securities, held-to-maturity, Estimated Fair Value	666
Other investment securities, Estimated Fair Value	2,209	2,209
Loans, net of allowance for loan loss, Estimated Fair Value	306,704	291,274
Accrued interest receivable, Estimated Fair Value	1,302	1,334
Noninterest-bearing deposits, Carrying Amount	(55,574)	(50,350)
Interest-bearing deposits, Carrying Amount	(147,994)	(142,022)
Time deposits, Carrying Amount	(93,058)	(106,399)
FHLB advances, Carrying Amount	(6,574)	(1,692)
Accrued interest payable, Carrying Amount	(45)	(51)
Noninterest-bearing deposits, Estimated Fair Value	(55,574)	(50,350)
Interest-bearing deposits, Estimated Fair value	(147,994)	(142,022)
Time deposits, Estimated Fair Value	(92,370)	(106,283)
FHLB Advances, Estimated Fair Value	(5,893)	(1,374)
Accrued interest payable, Estimated Fair Value	(45)	(51)
Fair Value, Inputs, Level 1 [Member]
Fair Values Of Financial Instruments [Line Items]
Cash equivalents and federal funds sold, Estimated Fair Value	18,895	27,151
Investment securities, available-for-sale Estimated Fair Value	0	0
Investment securities, held-to-maturity, Estimated Fair Value	0
Other investment securities, Estimated Fair Value	0	0
Loans, net of allowance for loan loss, Estimated Fair Value	0	0
Accrued interest receivable, Estimated Fair Value	0	0
Noninterest-bearing deposits, Estimated Fair Value	(55,574)	(50,350)
Interest-bearing deposits, Estimated Fair value	0	0
Time deposits, Estimated Fair Value	0	0
FHLB Advances, Estimated Fair Value	0	0
Accrued interest payable, Estimated Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Values Of Financial Instruments [Line Items]
Cash equivalents and federal funds sold, Estimated Fair Value	0	0
Investment securities, available-for-sale Estimated Fair Value	8,711	11,027
Investment securities, held-to-maturity, Estimated Fair Value	0
Other investment securities, Estimated Fair Value	0	0
Loans, net of allowance for loan loss, Estimated Fair Value	0	0
Accrued interest receivable, Estimated Fair Value	0	0
Noninterest-bearing deposits, Estimated Fair Value	0	0
Interest-bearing deposits, Estimated Fair value	(147,994)	(142,022)
Time deposits, Estimated Fair Value	(92,370)	(106,283)
FHLB Advances, Estimated Fair Value	(5,893)	(1,374)
Accrued interest payable, Estimated Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Values Of Financial Instruments [Line Items]
Cash equivalents and federal funds sold, Estimated Fair Value	0	0
Investment securities, available-for-sale Estimated Fair Value	0	0
Investment securities, held-to-maturity, Estimated Fair Value	666
Other investment securities, Estimated Fair Value	2,209	2,209
Loans, net of allowance for loan loss, Estimated Fair Value	306,704	291,274
Accrued interest receivable, Estimated Fair Value	1,302	1,334
Noninterest-bearing deposits, Estimated Fair Value	0	0
Interest-bearing deposits, Estimated Fair value	0	0
Time deposits, Estimated Fair Value	0	0
FHLB Advances, Estimated Fair Value	0	0
Accrued interest payable, Estimated Fair Value	$ (45)	$ (51)